Document and Entity Information	Mar. 01, 2018
Prospectus:
Document Type	497
Document Period End Date	Mar. 01, 2018
Registrant Name	Advantage Funds, Inc.
Central Index Key	0000914775
Amendment Flag	false
Document Creation Date	Mar. 01, 2018
Document Effective Date	Mar. 01, 2018
Prospectus Date	Mar. 01, 2018
Dreyfus Global Dynamic Bond Fund | A
Prospectus:
Trading Symbol	DGDAX
Dreyfus Global Dynamic Bond Fund | C
Prospectus:
Trading Symbol	DGDCX
Dreyfus Global Dynamic Bond Fund | I
Prospectus:
Trading Symbol	DGDIX
Dreyfus Global Dynamic Bond Fund | Class Y
Prospectus:
Trading Symbol	DGDYX